Income taxes - Reconciliation of Beginning and Ending Balance of Liability for Unrecognized Tax Benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as at January 1	€ (144.3)	€ (138.0)	€ (150.7)
Gross presentation for different tax jurisdictions	0.0	0.0	(27.3)
Gross increases – tax positions in prior period	(11.7)	(21.6)	(66.6)
Gross decreases – tax positions in prior period	2.0	8.9	0.5
Gross increases – tax positions in current period	(23.1)	(18.8)	(21.6)
Settlements	6.8	2.5	106.6
Lapse of statute of limitations	13.2	32.0	14.5
Effect of changes in exchange rates			6.6
Effect of changes in exchange rates	(2.9)	(9.3)
Total liability for unrecognized tax benefits	(160.0)	(144.3)	(138.0)
Balance of accrued interest and penalties	(55.5)	(61.6)	(62.4)
Total liability for unrecognized tax benefits	€ (215.5)	€ (205.9)	€ (200.4)